Summary of changes in present value of obligation and fair value of plan assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Present value of obligation at beginning of year		₨ 82,330	₨ 99,877
Interest cost		3,889	4,876
Current service cost		10,639	10,806
Past service cost
Actuarial loss on obligation -economic assumptions			646
Actuarial loss on obligation -demographic assumptions		(719)
Actuarial loss on obligation -experience assumptions		1,103	(2,955)
Benefits paid		(17,648)	(30,920)
Present value of obligation at closing of year		79,594	82,330
Plan assets [member]
IfrsStatementLineItems [Line Items]
Present value of obligation at beginning of year	[1]	11,943	23,055
Benefits paid	[1]	(2,791)	(12,186)
Present value of obligation at closing of year	[1]	9,865	11,943
Employer contributions	[1]		37
Earning on assets	[1]	651	1,337
Actuarial loss on plan assets	[1]	₨ 62	₨ (300)

[1]	plan assets represents investment made by the Company in LIC funds